Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Provisions [abstract]
Disclosure of Detailed Information of Provisions Explanatory [Table Text Block]
The net change in provisions for the year ended March 31, 2026 consists of the following:

Yen in millions
For the year ended March 31,
2026
Provisions at beginning of year	714,455
Additional provisions	337,665
Utilization	(131,548)
Reversals	(2,082)
Other	11,165

Provisions at end of year	929,654

Disclosure of Finanacial Information of Provisions Explanatory [Table Text Block]	Provisions consist of the following:

	Yen in millions
	For the years ended March 31,
	2025	2026
Current liabilities	413,352	431,191
Non-current liabilities	301,103	498,463

Total	714,455	929,654